Condensed Consolidated Statements of Changes in Member's Equity (Unaudited) - USD ($) $ in Thousands	Total	IPO	Follow-On Offering	Common Class A	Common Class B	Common Stock	Common Stock Follow-On Offering	Common Stock Common Class A	Common Stock Common Class A IPO	Common Stock Common Class B	Common Stock Common Class B Follow-On Offering	Treasury Stock	Additional Paid-In Capital	Additional Paid-In Capital IPO	Additional Paid-In Capital Follow-On Offering	Retained Earnings	Member's Equity Attributable to Forgent Intermediate LLC	Non-Controlling Interests
Beginning balance (in shares) at Jun. 30, 2023						25,700,000						4,300,000
Beginning balance at Jun. 30, 2023	$ 50,400					$ 30						$ (470)	$ 1,400			$ 49,440
Increase (Decrease) In Members Equity [Roll Forward]
Distribution to shareholders	(663)					0						0	0			(663)
Net income (loss)	8,461					$ 0						$ 0	0			8,461
Ending balance (in shares) at Oct. 31, 2023						25,700,000						4,300,000
Ending balance at Oct. 31, 2023	58,198					$ 30						$ (470)	1,400			57,238
Beginning balance at Sep. 07, 2023	0																$ 0	$ 0
Increase (Decrease) In Members Equity [Roll Forward]
Capital contributions	611,501																535,118	76,383
Equity-based compensation	653																653	0
Net income (loss)	(19,202)																(17,821)	(1,381)
Ending balance at Jun. 30, 2024	592,952																517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	493																493
Net income (loss)	7,337																6,281	1,056
Ending balance at Sep. 30, 2024	600,782																524,724	76,058
Beginning balance at Jun. 30, 2024	592,952																517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Net income (loss)	22,207
Ending balance at Mar. 31, 2025	616,431																536,978	79,453
Beginning balance at Jun. 30, 2024	592,952																517,950	75,002
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	1,784																1,784	0
Reallocation of member's equity to non-controlling interest	0																(125,734)	125,734
Tax impact of reallocation of member's equity	(25,627)																(25,627)	0
Distributions	(13,269)																(9,035)	(4,234)
Net income (loss)	17,446																15,196	2,250
Ending balance (in shares) at Jun. 30, 2025				244,118,850	60,310,039
Ending balance at Jun. 30, 2025	374,534
Ending balance at Jun. 30, 2025	573,286																374,534	198,752
Beginning balance at Sep. 30, 2024	600,782																524,724	76,058
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	412																412
Net income (loss)	6,431																4,593	1,838
Ending balance at Dec. 31, 2024	607,625																529,729	77,896
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	367																367
Net income (loss)	8,439																6,882	1,557
Ending balance at Mar. 31, 2025	616,431																536,978	79,453
Beginning balance at Jun. 30, 2025	573,286																374,534	198,752
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	560																560
Distributions	(1,440)																(1,440)
Net income (loss)	15,556																10,013	5,543
Ending balance at Sep. 30, 2025	587,962																383,667	204,295
Beginning balance at Jun. 30, 2025	573,286																374,534	198,752
Beginning balance at Jun. 30, 2025	374,534
Increase (Decrease) In Members Equity [Roll Forward]
Net income (loss)	39,940
Ending balance (in shares) at Mar. 31, 2026				244,118,850	60,310,039			244,118,850,000		60,310,039,000
Ending balance at Mar. 31, 2026	582,596							$ 2		$ 1			420,457			26,021		136,115
Ending balance at Mar. 31, 2026	446,481
Ending balance at Mar. 31, 2026	582,596																0
Beginning balance at Sep. 30, 2025	587,962																383,667	204,295
Increase (Decrease) In Members Equity [Roll Forward]
Equity-based compensation	1,627																1,627
Net income (loss)	(91)																246	(337)
Ending balance at Dec. 31, 2025	589,498																385,540	203,958
Increase (Decrease) In Members Equity [Roll Forward]
Net income (loss)	24,475
Equity-based compensation prior to Organizational Transactions	302																302
Net loss prior to Organizational Transactions	(1,788)																(1,339)	(449)
Effect of Organizational Transactions																	(384,503)
Effect of Organizational Transactions (in shares)								214,261,254,000		90,167,635,000
Effect of Organizational Transactions	0							$ 2		$ 1			378,105			6,395		0
Issuance of Class A common stock (in shares)							10,783,205,000		19,074,391,000
Issuance of Class A common stock	308,561	$ 491,833											308,561	$ 491,833
Purchase of Opco LLC Interests and Class B common stock (in shares)										(19,074,391,000)	(10,783,205,000)
Purchase of Opco LLC Interests and Class B common stock	(491,833)		$ (308,561)										(491,833)		$ (308,561)
Deferred tax adjustments related to Tax Receivable Agreement related to IPO		$ (20,200)	$ 11,553											$ (20,200)	$ 11,553
Net income	26,263															19,626		6,637
Equity-based compensation	3,055												3,055
Deferred offering costs	(26,087)												(26,087)
Reallocation of non-controlling interests													74,031					(74,031)
Ending balance (in shares) at Mar. 31, 2026				244,118,850	60,310,039			244,118,850,000		60,310,039,000
Ending balance at Mar. 31, 2026	582,596							$ 2		$ 1			$ 420,457			$ 26,021		$ 136,115
Ending balance at Mar. 31, 2026	446,481
Ending balance at Mar. 31, 2026	$ 582,596																$ 0